Financial instruments and financial risk factors - Assets measured at fair value (Details) - Recurring fair value measurement - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 3.7	$ 4.3
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 3.7	$ 4.3